Inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Classes of current inventories [abstract]
Lubricants	$ 765	$ 319
Gas cylinders	87	75
Bunkers	0	854
Total	$ 852	$ 1,248